JOINT COLLABORATION AGREEMENT (Details) - Equity Method Investee Advanced Lipids [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Ownership percentage of joint collaboration	50.00%	50.00%	50.00%
Sales of enzyme to AAK	$ 15,139	$ 13,950	$ 13,280
Receivable balance from AAK	$ 3,527	$ 3,706
Agreement terms
The joint collaboration agreement's initial term ends on December 31, 2016. Thereafter the agreement will be automatically extended for consecutive periods of three years, unless terminated by a notice of either party at least 12 months prior to its expiration.